Schedule of Stock Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total stock-based compensation expense	$ 615	$ 961
Cost Of Sale [Member]
Total stock-based compensation expense	16	4
Research And Development Expenses [Member]
Total stock-based compensation expense	100	153
Selling And Marketing Expenses [Member]
Total stock-based compensation expense	22	115
General And Administrative Expenses [Member]
Total stock-based compensation expense	$ 477	$ 689